Related Party Transactions - Additional Information (Detail) - USD ($)		1 Months Ended		12 Months Ended
	Nov. 27, 2017	Nov. 30, 2017	Jan. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	May 31, 2017	Aug. 31, 2014
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)			269,397
Percentage of voting interests acquired						50.00%
Shares issued, price per share (in dollars per share)			$ 18.56
Proceeds from equity offerings, net of offering costs				$ 0	$ 0	$ 8,521,000
Reimbursement of manager's crewing and manning costs				2,139,000	18,570,000
Working capital advanced to pool managers				$ 697,000	39,663,000
Minimum threshold for payment of performance fee to manager (in dollars per share)				$ 25.60
Percentage of performance fee payable on gross cash available for distribution				20.00%
Performance Fee				$ 0	0	0
Pool Receivables From Affiliates Net				0	56,549,000
RSA Participants [Member]
Related Party Transaction [Line Items]
Pool Receivables From Affiliates Net				0	56,500,000
Lay-up Services
Related Party Transaction [Line Items]
Revenue from Related Parties				0	0	33,000
Other Income
Related Party Transaction [Line Items]
Revenue from Related Parties				320,000	1,019,000	1,939,000
Other Income | Entities Under Common Control
Related Party Transaction [Line Items]
Revenue from Related Parties				0	0	1,772,000
Technical management fee revenue
Related Party Transaction [Line Items]
Revenue from Related Parties				765,000	13,811,000	7,666,000
Payable to Manager
Related Party Transaction [Line Items]
Reimbursement of manager's crewing and manning costs				7,900,000	7,600,000
Vessels Hire | RSA Participants [Member] | Aframax Tanker
Related Party Transaction [Line Items]
Expenses due to hiring vessels				$ 8,800,000	$ 28,400,000	$ 14,100,000
TIL
Related Party Transaction [Line Items]
Business acquisition, share price per share agreed (in dollars per share)	$ 13.60
Percentage of voting interests acquired		88.70%
Shares issued, price per share (in dollars per share)		$ 13.6
TIL | Class A
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)	11,122,193	11,122,193
Purchase price consideration	$ 151,300,000	$ 151,300,000
Business acquisition, share price per share agreed (in dollars per share)	$ 13.6	$ 13.6
TIL | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)	1,031,250
Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Shares issued, price per share (in dollars per share)							$ 15.04
Private Placement | Class A | Teekay Corporation
Related Party Transaction [Line Items]
Proceeds from issuance of common stock, net of offering costs (in shares)			269,397
Shares issued, price per share (in dollars per share)			$ 18.6
Proceeds from equity offerings, net of offering costs			$ 5,000,000
Entities Under Common Control | Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Percentage of voting interests acquired								50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd
Related Party Transaction [Line Items]
Percentage of voting interests acquired							50.00%
Entities Under Common Control | Teekay Tanker Operations Ltd | Teekay Corporation
Related Party Transaction [Line Items]
Percentage of voting interests acquired								50.00%